PREPAYMENTS AND OTHER ASSETS	12 Months Ended
Dec. 31, 2016
PREPAYMENTS AND OTHER ASSETS
PREPAYMENTS AND OTHER ASSETS

6. PREPAYMENTS AND OTHER ASSETS

Prepayments and other current assets

	As of December 31,
	2015 (As adjusted)	2016
	RMB	RMB	US$
Other receivables from advertisers	101,829	212,592	30,620
VAT prepayments	122,645	157,048	22,620
Advances to suppliers	25,879	50,088	7,214
Receivable from third party payment platform	—	37,057	5,337
Receivable from equity investees	—	33,564	4,834
Prepaid expenses	25,286	24,757	3,566
Prepaid deposits	10,915	10,455	1,506
Advances to employees	12,260	9,147	1,317
Receivables from employees	28,928	7,533	1,085
Prepaid employees compensation	5,292	1,873	270
Loan to an investor of an equity investee	2,765	1,191	172
Deferred cost	4,894	448	65
Entrusted loan to a third party	3,000	—	—
Others	16,311	25,553	3,679

Total	360,004	571,306	82,285

Provision (Reversal) for doubtful accounts for the years ended December 31, 2014, 2015 and 2016 were RMB2,211, RMB(453) and RMB4,337 (US$625), respectively.

Other non-current assets

	As of December 31,
	2015 (As adjusted)	2016
	RMB	RMB	US$
Loan to an investor of an equity investee	2,765	2,765	398
Rental deposits	20,468	21,662	3,120
Others	5,491	3,883	559

	28,724	28,310	4,077